CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Comprehensive loss	$ (3,727)	$ (1,420)	$ 1,591
Foreign currency translation adjustments [Member]
Comprehensive loss	$ (3,636)	$ (614)	$ 1,591